                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
               PROSPECTUS DATED APRIL 28, 2008 (AS SUPPLEMENTED)


This supplement revises information in the prospectus dated April 28, 2008 (as supplemented) for the Vintage L(SM) and Vintage XC(SM) variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 842-9325 to request a free copy. Upon request, financial statements for First MetLife Investors Insurance Company will be sent to you without charge.


1. MONEY MARKET INVESTMENT PORTFOLIO


Throughout the prospectus, all references to "money market investment portfolio" and "BlackRock Money Market Portfolio" are replaced with "BlackRock Ultra-Short Term Bond Portfolio."


2. HIGHLIGHTS


In the "HIGHLIGHTS" section, add the following disclosure to the last paragraph:


      There is no death benefit during the income phase, however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


3. PURCHASE


In the "PURCHASE" section under "Investment Allocation Restrictions for Certain Riders," replace the bullet item under option (A) with the following:


         o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, and/ or the BlackRock Ultra-Short Term Bond Portfolio (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


                                                                   SUPP-NYVIN516

In the "PURCHASE" section under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:


      Platform 1
      ----------
      BlackRock Bond Income Portfolio
      BlackRock Ultra-Short Term Bond Portfolio
      Met/Franklin Low Duration Total Return Portfolio
      PIMCO Inflation Protected Bond Portfolio
      PIMCO Total Return Portfolio
      Pyramis(R) Government Income Portfolio


      Platform 2
      ----------
      AB Global Dynamic Allocation Portfolio
      Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
      American Funds Global Growth Fund
      American Funds Growth Fund
      American Funds Growth-Income Fund
      AQR Global Risk Balanced Portfolio
      BlackRock Capital Appreciation Portfolio
      BlackRock Global Tactical Strategies Portfolio
      ClearBridge Aggressive Growth Portfolio
      ClearBridge Variable Appreciation Portfolio
      ClearBridge Variable Dividend Strategy Portfolio
      ClearBridge Variable Large Cap Value Portfolio
      Contrafund(R) Portfolio
      Franklin Income VIP Fund
      Invesco Balanced-Risk Allocation Portfolio
      Invesco Comstock Portfolio
      JPMorgan Global Active Allocation Portfolio
      Met/Wellington Large Cap Research Portfolio
      MetLife Asset Allocation 20 Portfolio
      MetLife Asset Allocation 40 Portfolio
      MetLife Asset Allocation 60 Portfolio
      MetLife Asset Allocation 80 Portfolio
      MetLife Asset Allocation 100 Portfolio
      MetLife Balanced Plus Portfolio
      MetLife Multi-Index Targeted Risk Portfolio
      MetLife Stock Index Portfolio
      MFS(R) Research International Portfolio
      MFS(R) Total Return Portfolio
      MFS(R) Value Portfolio
      Oppenheimer Global Equity Portfolio
      PanAgora Global Diversified Risk Portfolio
      Pyramis(R) Managed Risk Portfolio
      Schroders Global Multi-Asset Portfolio
      T. Rowe Price Large Cap Value Portfolio
      Templeton Foreign VIP Fund
      Western Asset Variable Global High Yield Bond Portfolio
      Western Asset Management Strategic Bond Opportunities Portfolio

      Platform 3
      ----------
      Invesco Mid Cap Value Portfolio
      Morgan Stanley Mid Cap Growth Portfolio


      Platform 4
      ----------
      Clarion Global Real Estate Portfolio
      ClearBridge Variable Small Cap Growth Portfolio
      Invesco Small Cap Growth Portfolio
      JPMorgan Small Cap Value Portfolio
      Met/Aberdeen Emerging Markets Equity Portfolio
      Neuberger Berman Genesis Portfolio


4. INVESTMENT OPTIONS


Replace the list of Investment Portfolios and Investment Portfolio investment adviser information under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios and Investment Portfolio investment adviser information attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, add the following disclosure after the fourth paragraph:


      The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


      (a) AB Global Dynamic Allocation Portfolio


      (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


      (c) AQR Global Risk Balanced Portfolio


      (d) BlackRock Global Tactical Strategies Portfolio


      (e) Invesco Balanced-Risk Allocation Portfolio


      (f) JPMorgan Global Active Allocation Portfolio


      (g) MetLife Balanced Plus Portfolio


      (h) MetLife Multi-Index Targeted Risk Portfolio


      (i) PanAgora Global Diversified Risk Portfolio


      (j) Pyramis(R) Managed Risk Portfolio


      (k) Schroders Global Multi-Asset Portfolio


      Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment

      Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.


      If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


5. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the "Fixed Annuity Payments" paragraph with the following:


      FIXED ANNUITY PAYMENTS


      The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.


6. LIVING BENEFITS


In the "LIVING BENEFITS" section under "Description of the Lifetime Withdrawal Guarantee," replace the "Investment Allocation Restrictions" paragraph with the following:


      INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the following Investment Portfolios:


           (a)   the AB Global Dynamic Allocation Portfolio
           (b)   the Allianz Global Investors Dynamic Multi-Asset Plus
           Portfolio
           (c)   the AQR Global Risk Balanced Portfolio
           (d)   the BlackRock Global Tactical Strategies Portfolio
           (e)   the BlackRock Ultra-Short Term Bond Portfolio

           (f)   the Invesco Balanced-Risk Allocation Portfolio
           (g)   the JPMorgan Global Active Allocation Portfolio
           (h)   the MetLife Asset Allocation 20 Portfolio
           (i)   the MetLife Asset Allocation 40 Portfolio
           (j)   the MetLife Asset Allocation 60 Portfolio
           (k)   the MetLife Asset Allocation 80 Portfolio
           (l)   the MetLife Balanced Plus Portfolio
           (m)   the MetLife Multi-Index Targeted Risk Portfolio
           (n)   the PanAgora Global Diversified Risk Portfolio
           (o)   the Pyramis(R) Government Income Portfolio
           (p)   the Pyramis(R) Managed Risk Portfolio
           (q)   the Schroders Global Multi-Asset Portfolio


7. OTHER INFORMATION


In the "OTHER INFORMATION" section under "First MetLife Investors," add the following paragraph:


      On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and First MetLife Investors Insurance Company will remain fully responsible for its respective contractual obligations to variable contract owners.


In the "OTHER INFORMATION" section under "Requests and Elections," metlifeinvestors.com is replaced with metlife.com.


8. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


9. APPENDIX A


Add the following to the "Discontinued Investment Portfolios" section at the end of Appendix A:


         Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A) (closed effective May 1, 2016).


         Effective as of May 1, 2016:

         o Met Investors Series Trust: Pioneer Fund Portfolio (Class A) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A); and


         o Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class A) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class A).


10. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                      Telephone: (800) 842-9325

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.51%     1.54%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund              0.52%         0.25%       0.03%

 American Funds Growth Fund                    0.33%         0.25%        0.02%

 American Funds Growth-Income Fund              0.27%         0.25%       0.02%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio                        0.55%         0.10%       0.08%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                       0.45%         0.25%       0.01%

 Templeton Foreign VIP Fund                    0.75%         0.25%        0.03%

 LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Appreciation             0.69%          --          0.05%
  Portfolio

 ClearBridge Variable Dividend Strategy         0.75%         0.25%       0.08%
  Portfolio

 ClearBridge Variable Large Cap Value          0.65%          --          0.06%
  Portfolio

 ClearBridge Variable Small Cap Growth          0.75%          --         0.07%
  Portfolio

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield       0.70%          --         0.10%
  Bond Portfolio

MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio         0.61%         0.25%       0.03%

 Allianz Global Investors Dynamic Multi-       0.68%         0.25%        0.42%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio             0.61%         0.25%       0.03%

 BlackRock Global Tactical Strategies          0.66%         0.25%        0.01%
  Portfolio

 Clarion Global Real Estate Portfolio           0.60%         0.25%       0.04%

 ClearBridge Aggressive Growth Portfolio       0.55%         0.25%        0.02%

 Invesco Balanced-Risk Allocation               0.64%         0.25%       0.03%
  Portfolio

 Invesco Comstock Portfolio                    0.56%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio                0.64%         0.25%       0.04%

 Invesco Small Cap Growth Portfolio            0.85%          --          0.02%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund               --        0.80%           --          0.80%

 American Funds Growth Fund                     --        0.60%           --          0.60%

 American Funds Growth-Income Fund               --        0.54%           --          0.54%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio                         --        0.73%           --          0.73%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                        --        0.71%           --          0.71%

 Templeton Foreign VIP Fund                     --        1.03%           --          1.03%

 LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Appreciation              --        0.74%         0.00%         0.74%
  Portfolio

 ClearBridge Variable Dividend Strategy          --        1.08%         0.00%         1.08%
  Portfolio

 ClearBridge Variable Large Cap Value           --        0.71%         0.00%         0.71%
  Portfolio

 ClearBridge Variable Small Cap Growth           --        0.82%         0.00%         0.82%
  Portfolio

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield        --        0.80%         0.00%         0.80%
  Bond Portfolio

MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio        0.02%       0.91%         0.02%         0.89%

 Allianz Global Investors Dynamic Multi-      0.02%       1.37%         0.15%         1.22%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio            0.01%       0.90%         0.01%         0.89%

 BlackRock Global Tactical Strategies         0.12%       1.04%         0.03%         1.01%
  Portfolio

 Clarion Global Real Estate Portfolio            --        0.89%           --          0.89%

 ClearBridge Aggressive Growth Portfolio        --        0.82%         0.00%         0.82%

 Invesco Balanced-Risk Allocation              0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                     --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value Portfolio               0.08%       1.01%         0.02%         0.99%

 Invesco Small Cap Growth Portfolio             --        0.87%         0.02%         0.85%


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 JPMorgan Global Active Allocation              0.72%         0.25%       0.06%
  Portfolio

 JPMorgan Small Cap Value Portfolio            0.77%          --          0.05%

 Met/Aberdeen Emerging Markets Equity           0.88%         0.25%       0.14%
  Portfolio

 Met/Franklin Low Duration Total Return        0.49%         0.25%        0.05%
  Portfolio

 Met/Wellington Large Cap Research              0.56%         0.15%       0.03%
  Portfolio

 MetLife Asset Allocation 100 Portfolio        0.07%         0.25%        0.01%

 MetLife Balanced Plus Portfolio                0.24%         0.25%         --

 MetLife Multi-Index Targeted Risk             0.17%         0.25%        0.02%
  Portfolio

 MFS(R) Research International Portfolio        0.69%         0.25%       0.07%

 Morgan Stanley Mid Cap Growth                 0.65%         0.25%        0.03%
  Portfolio

 Oppenheimer Global Equity Portfolio            0.66%         0.25%       0.05%

 PanAgora Global Diversified Risk              0.65%         0.25%        0.60%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%       0.15%
  Portfolio

 PIMCO Total Return Portfolio                  0.48%         0.25%        0.04%

 Pyramis(R) Government Income Portfolio         0.42%         0.25%       0.03%

 Pyramis(R) Managed Risk Portfolio             0.45%         0.25%        0.04%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%       0.08%

 T. Rowe Price Large Cap Value Portfolio       0.57%         0.25%        0.02%

 METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio               0.32%         0.15%        0.04%

 BlackRock Capital Appreciation Portfolio       0.69%          --         0.02%

 BlackRock Ultra-Short Term Bond               0.34%         0.15%        0.03%
  Portfolio

 Met/Wellington Core Equity                     0.70%         0.25%       0.02%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio         0.09%         0.25%        0.02%

 MetLife Asset Allocation 40 Portfolio          0.06%         0.25%         --

 MetLife Asset Allocation 60 Portfolio         0.05%         0.25%         --

 MetLife Asset Allocation 80 Portfolio          0.05%         0.25%         --

 MetLife Stock Index Portfolio                 0.25%         0.25%        0.02%

 MFS(R) Total Return Portfolio                  0.55%         0.20%       0.05%

 MFS(R) Value Portfolio                        0.70%          --          0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%       0.03%

 Western Asset Management Strategic            0.59%          --          0.04%
  Bond Opportunities Portfolio




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 JPMorgan Global Active Allocation               --        1.03%         0.04%         0.99%
  Portfolio

 JPMorgan Small Cap Value Portfolio             --        0.82%         0.09%         0.73%

 Met/Aberdeen Emerging Markets Equity            --        1.27%         0.05%         1.22%
  Portfolio

 Met/Franklin Low Duration Total Return         --        0.79%         0.02%         0.77%
  Portfolio

 Met/Wellington Large Cap Research               --        0.74%         0.04%         0.70%
  Portfolio

 MetLife Asset Allocation 100 Portfolio       0.68%       1.01%           --          1.01%

 MetLife Balanced Plus Portfolio               0.42%       0.91%         0.00%         0.91%

 MetLife Multi-Index Targeted Risk            0.22%       0.66%           --          0.66%
  Portfolio

 MFS(R) Research International Portfolio         --        1.01%         0.06%         0.95%

 Morgan Stanley Mid Cap Growth                  --        0.93%         0.01%         0.92%
  Portfolio

 Oppenheimer Global Equity Portfolio             --        0.96%         0.08%         0.88%

 PanAgora Global Diversified Risk             0.04%       1.54%         0.20%         1.34%
  Portfolio

 PIMCO Inflation Protected Bond                  --        0.87%         0.01%         0.86%
  Portfolio

 PIMCO Total Return Portfolio                   --        0.77%         0.04%         0.73%

 Pyramis(R) Government Income Portfolio          --        0.70%         0.00%         0.70%

 Pyramis(R) Managed Risk Portfolio            0.53%       1.27%         0.11%         1.16%

 Schroders Global Multi-Asset Portfolio        0.01%       0.98%           --          0.98%

 T. Rowe Price Large Cap Value Portfolio        --        0.84%           --          0.84%

 METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio                --        0.51%         0.00%         0.51%

 BlackRock Capital Appreciation Portfolio        --        0.71%         0.05%         0.66%

 BlackRock Ultra-Short Term Bond                --        0.52%         0.02%         0.50%
  Portfolio

 Met/Wellington Core Equity                      --        0.97%         0.12%         0.85%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio        0.52%       0.88%         0.01%         0.87%

 MetLife Asset Allocation 40 Portfolio         0.56%       0.87%           --          0.87%

 MetLife Asset Allocation 60 Portfolio        0.60%       0.90%           --          0.90%

 MetLife Asset Allocation 80 Portfolio         0.65%       0.95%           --          0.95%

 MetLife Stock Index Portfolio                  --        0.52%         0.01%         0.51%

 MFS(R) Total Return Portfolio                   --        0.80%           --          0.80%

 MFS(R) Value Portfolio                         --        0.72%         0.14%         0.58%

 Neuberger Berman Genesis Portfolio              --        1.09%         0.01%         1.08%

 Western Asset Management Strategic             --        0.63%         0.04%         0.59%

  Bond Opportunities Portfolio


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Contrafund(R) Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Franklin Income VIP Fund

     Templeton Foreign VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Appreciation Portfolio -- Class I

     ClearBridge Variable Dividend Strategy Portfolio -- Class II

     ClearBridge Variable Large Cap Value Portfolio -- Class I

     ClearBridge Variable Small Cap Growth Portfolio -- Class I



LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:


     Western Asset Variable Global High Yield Bond Portfolio



MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio -- Class B

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio -- Class B

     AQR Global Risk Balanced Portfolio -- Class B

     BlackRock Global Tactical Strategies Portfolio -- Class B

     Clarion Global Real Estate Portfolio -- Class B

     ClearBridge Aggressive Growth Portfolio -- Class B

     Invesco Balanced-Risk Allocation Portfolio -- Class B

     Invesco Comstock Portfolio -- Class B

     Invesco Mid Cap Value Portfolio -- Class B

     Invesco Small Cap Growth Portfolio -- Class A

     JPMorgan Global Active Allocation Portfolio -- Class B

     JPMorgan Small Cap Value Portfolio -- Class A

     Met/Aberdeen Emerging Markets Equity Portfolio -- Class B (formerly MFS(R) Emerging Markets Equity Portfolio)

     Met/Franklin Low Duration Total Return Portfolio -- Class B

     Met/Wellington Large Cap Research Portfolio -- Class E (formerly WMC Large Cap Research Portfolio)

     MetLife Asset Allocation 100 Portfolio -- Class B

     MetLife Balanced Plus Portfolio -- Class B

     MetLife Multi-Index Targeted Risk Portfolio -- Class B

     MFS(R) Research International Portfolio -- Class B

     Morgan Stanley Mid Cap Growth Portfolio -- Class B

     Oppenheimer Global Equity Portfolio -- Class B

     PanAgora Global Diversified Risk Portfolio -- Class B

     PIMCO Inflation Protected Bond Portfolio -- Class B

     PIMCO Total Return Portfolio -- Class B

     Pyramis(R) Government Income Portfolio -- Class B

     Pyramis(R) Managed Risk Portfolio -- Class B

     Schroders Global Multi-Asset Portfolio -- Class B

     T. Rowe Price Large Cap Value Portfolio -- Class B



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio -- Class E

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class E (formerly BlackRock Money Market Portfolio)

     Met/Wellington Core Equity Opportunities Portfolio -- Class B

     MetLife Asset Allocation 20 Portfolio -- Class B

     MetLife Asset Allocation 40 Portfolio -- Class B

     MetLife Asset Allocation 60 Portfolio -- Class B

     MetLife Asset Allocation 80 Portfolio -- Class B

     MetLife Stock Index Portfolio -- Class B

     MFS(R) Total Return Portfolio -- Class F

     MFS(R) Value Portfolio -- Class A

     Neuberger Berman Genesis Portfolio -- Class B

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Growth Fund          Seeks long-term growth of capital.
 American Funds Growth Fund                 Seeks growth of capital.
 American Funds Growth-Income Fund          Seeks long-term growth of capital and
                                            income.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS

 Contrafund(R) Portfolio                    Seeks long-term capital appreciation.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2

 Franklin Income VIP Fund                   Seeks to maximize income while maintaining
                                            prospects for capital appreciation.
 Templeton Foreign VIP Fund                 Seeks long-term capital growth.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Appreciation          Seeks long-term capital appreciation.
 Portfolio -- Class I
 ClearBridge Variable Dividend Strategy     Seeks dividend income, growth of dividend
 Portfolio -- Class II                      income and long-term capital appreciation.
 ClearBridge Variable Large Cap Value       Seeks long-term growth of capital. Current
 Portfolio -- Class I                       income is a secondary objective.
 ClearBridge Variable Small Cap Growth      Seeks long-term growth of capital.
 Portfolio -- Class I
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I

 Western Asset Variable Global High Yield   Seeks to maximize total return.
 Bond Portfolio
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation               Seeks capital appreciation and current
 Portfolio -- Class B                       income.
 Allianz Global Investors Dynamic           Seeks total return.
 Multi-Asset Plus Portfolio -- Class B
 AQR Global Risk Balanced                   Seeks total return.
 Portfolio -- Class B
 BlackRock Global Tactical Strategies       Seeks capital appreciation and current
 Portfolio -- Class B                       income.
 Clarion Global Real Estate                 Seeks total return through investment in real
 Portfolio -- Class B                       estate securities, emphasizing both capital
                                            appreciation and current income.



            INVESTMENT PORTFOLIO                  INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -----------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Growth Fund          Capital Research and Management
                                            Company
 American Funds Growth Fund                 Capital Research and Management
                                            Company
 American Funds Growth-Income Fund          Capital Research and Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS

 Contrafund(R) Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2

 Franklin Income VIP Fund                   Franklin Advisers, Inc.
 Templeton Foreign VIP Fund                 Templeton Investment Counsel, LLC
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Appreciation          Legg Mason Partners Fund Advisor, LLC
 Portfolio -- Class I                       Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Dividend Strategy     Legg Mason Partners Fund Advisor, LLC
 Portfolio -- Class II                      Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Large Cap Value       Legg Mason Partners Fund Advisor, LLC
 Portfolio -- Class I                       Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Small Cap Growth      Legg Mason Partners Fund Advisor, LLC
 Portfolio -- Class I                       Subadviser: ClearBridge Investments, LLC
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I

 Western Asset Variable Global High Yield   Legg Mason Partners Fund Advisor, LLC
 Bond Portfolio                             Subadvisers: Western Asset Management
                                            Company; Western Asset Management
                                            Company Limited; Western Asset
                                            Management Company Pte. Ltd.
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation               MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic           MetLife Advisers, LLC
 Multi-Asset Plus Portfolio -- Class B      Subadviser: Allianz Global Investors
                                            U.S. LLC
 AQR Global Risk Balanced                   MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies       MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Financial
                                            Management, Inc.
 Clarion Global Real Estate                 MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: CBRE Clarion Securities LLC

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 ClearBridge Aggressive Growth                Seeks capital appreciation.
 Portfolio -- Class B
 Invesco Balanced-Risk Allocation             Seeks total return.
 Portfolio -- Class B
 Invesco Comstock Portfolio -- Class B        Seeks capital growth and income.
 Invesco Mid Cap Value                        Seeks high total return by investing in equity
 Portfolio -- Class B                         securities of mid-sized companies.
 Invesco Small Cap Growth                     Seeks long-term growth of capital.
 Portfolio -- Class A
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio -- Class B                         income.
 JPMorgan Small Cap Value                     Seeks long-term capital growth.
 Portfolio -- Class A
 Met/Aberdeen Emerging Markets Equity         Seeks capital appreciation.
 Portfolio -- Class B (formerly MFS(R)
 Emerging Markets Equity Portfolio)
 Met/Franklin Low Duration Total Return       Seeks a high level of current income, while
 Portfolio -- Class B                         seeking preservation of shareholders' capital.
 Met/Wellington Large Cap Research            Seeks long-term capital appreciation.
 Portfolio -- Class E (formerly WMC
 Large Cap Research Portfolio)
 MetLife Asset Allocation 100                 Seeks growth of capital.
 Portfolio -- Class B
 MetLife Balanced Plus Portfolio -- Class B   Seeks a balance between a high level of
                                              current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio -- Class B                         and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International                Seeks capital appreciation.
 Portfolio -- Class B
 Morgan Stanley Mid Cap Growth                Seeks capital appreciation.
 Portfolio -- Class B
 Oppenheimer Global Equity                    Seeks capital appreciation.
 Portfolio -- Class B
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio -- Class B
 PIMCO Inflation Protected Bond               Seeks maximum real return, consistent with
 Portfolio -- Class B                         preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio -- Class B      Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Pyramis(R) Government Income                 Seeks a high level of current income,
 Portfolio -- Class B                         consistent with preservation of principal.
 Pyramis(R) Managed Risk                      Seeks total return.
 Portfolio -- Class B
 Schroders Global Multi-Asset                 Seeks capital appreciation and current
 Portfolio -- Class B                         income.
 T. Rowe Price Large Cap Value                Seeks long-term capital appreciation by
 Portfolio -- Class B                         investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 ClearBridge Aggressive Growth                MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: ClearBridge Investments, LLC
 Invesco Balanced-Risk Allocation             MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio -- Class B        MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value                        MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth                     MetLife Advisers, LLC
 Portfolio -- Class A                         Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation            MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Small Cap Value                     MetLife Advisers, LLC
 Portfolio -- Class A                         Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Met/Aberdeen Emerging Markets Equity         MetLife Advisers, LLC
 Portfolio -- Class B (formerly MFS(R)        Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)           Limited
 Met/Franklin Low Duration Total Return       MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: Franklin Advisers, Inc.
 Met/Wellington Large Cap Research            MetLife Advisers, LLC
 Portfolio -- Class E (formerly WMC           Subadviser: Wellington Management
 Large Cap Research Portfolio)                Company LLP
 MetLife Asset Allocation 100                 MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Balanced Plus Portfolio -- Class B   MetLife Advisers, LLC
                                              Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 MetLife Multi-Index Targeted Risk            MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International                MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: Massachusetts Financial Services
                                              Company
 Morgan Stanley Mid Cap Growth                MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: Morgan Stanley Investment
                                              Management Inc.
 Oppenheimer Global Equity                    MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk             MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond               MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio -- Class B      MetLife Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Pyramis(R) Government Income                 MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: FIAM LLC
 Pyramis(R) Managed Risk                      MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: FIAM LLC
 Schroders Global Multi-Asset                 MetLife Advisers, LLC
 Portfolio -- Class B                         Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 T. Rowe Price Large Cap Value                MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: T. Rowe Price Associates, Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 METROPOLITAN SERIES FUND

 BlackRock Bond Income                      Seeks a competitive total return primarily
 Portfolio -- Class E                       from investing in fixed-income securities.
 BlackRock Capital Appreciation             Seeks long-term growth of capital.
 Portfolio -- Class A
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class E (formerly BlackRock   consistent with preservation of capital.
 Money Market Portfolio)
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B         over time and, secondarily, long-term capital
                                            appreciation and current income.
 MetLife Asset Allocation 20                Seeks a high level of current income, with
 Portfolio -- Class B                       growth of capital as a secondary objective.
 MetLife Asset Allocation 40                Seeks high total return in the form of income
 Portfolio -- Class B                       and growth of capital, with a greater
                                            emphasis on income.
 MetLife Asset Allocation 60                Seeks a balance between a high level of
 Portfolio -- Class B                       current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 MetLife Asset Allocation 80                Seeks growth of capital.
 Portfolio -- Class B
 MetLife Stock Index Portfolio -- Class B   Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class B                       of capital appreciation.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class A         with preservation of capital.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 METROPOLITAN SERIES FUND

 BlackRock Bond Income                      MetLife Advisers, LLC
 Portfolio -- Class E                       Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation             MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            MetLife Advisers, LLC
 Portfolio -- Class E (formerly BlackRock   Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Wellington Management
                                            Company LLP
 MetLife Asset Allocation 20                MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Asset Allocation 40                MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Asset Allocation 60                MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Asset Allocation 80                MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Stock Index Portfolio -- Class B   MetLife Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MFS(R) Total Return Portfolio -- Class F   MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio -- Class A          MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis                   MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 Western Asset Management Strategic Bond    MetLife Advisers, LLC
 Opportunities Portfolio -- Class A         Subadviser: Western Asset Management
                                            Company